Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
As of January 1, 2020	$ 5,133
Depreciation expense	(943)
Interest expense
Additions	3,345
Disposals	(16)
Adjustments for indexation	(29)
Payments
As of June 30, 2020 (unaudited)	7,490
Offices and labs [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020	934
Depreciation expense	(607)
Interest expense
Additions	3,282
Disposals
Adjustments for indexation
Payments
As of June 30, 2020 (unaudited)	3,609
Vehicles [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020	175
Depreciation expense	(75)
Interest expense
Additions	63
Disposals	(16)
Adjustments for indexation
Payments
As of June 30, 2020 (unaudited)	147
Production Plant [Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020	4,024
Depreciation expense	(261)
Interest expense
Additions
Disposals
Adjustments for indexation	(29)
Payments
As of June 30, 2020 (unaudited)	3,734
Lease liabilities[Member]
IfrsStatementLineItems [Line Items]
As of January 1, 2020	5,971
Depreciation expense
Interest expense	19
Additions	3,345
Disposals	(13)
Adjustments for indexation	(29)
Payments	(1,202)
As of June 30, 2020 (unaudited)	$ 8,091